Summarized Financial Information of Equity Affiliates (Tables)	12 Months Ended
Sep. 30, 2016
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments [Table Text Block]

Abdullah Hashim Industrial Gases & Equipment Co., Ltd. (25%);	INOX Air Products Limited (50%);
Air Products South Africa (Proprietary) Limited (50%);	Jazan Gas Projects Company (25%);
Bangkok Cogeneration Company Limited (49%);	Kulim Industrial Gases Sdn. Bhd. (50%);
Bangkok Industrial Gases Co., Ltd. (49%);	Sapio Produzione Idrogeno Ossigeno S.r.l. (49%);
Chengdu Air & Gas Products Ltd. (50%);	Tecnologia en Nitrogeno S. de R.L. de C.V. (50%);
Helap S.A. (50%);	Tyczka Industrie-Gases GmbH (50%);
High-Tech Gases (Beijing) Co., Ltd. (50%);	WuXi Hi-Tech Gas Co., Ltd. (50%);
INFRA Group (40%);	and principally, other industrial gas producers.

30 September		2016	2015
Current assets		$1,436.7	$1,218.8
Noncurrent assets		3,063.3	2,559.6
Current liabilities		694.8	603.0
Noncurrent liabilities		1,540.4	982.9

Year Ended 30 September	2016	2015	2014
Net sales	$2,271.6	$2,460.5	$2,639.6
Sales less cost of sales	871.5	922.7	951.7
Operating income	482.1	512.4	526.1
Net income	334.1	343.5	349.4